[Logo]FORUM
      FINANCIAL GROUP            PORTLAND  SEATTLE  WARSAW  BERMUDA


                                        May 3, 2002



Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      ICM Series Trust
         File Nos.  33-40819; 811-08507
         CIK:  0001049629

Ladies and Gentlemen:

         On behalf of Forum Funds, (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the Prospectus and Statement of Additional Information with respect to ICM/Isabelle Small Cap Value Fund, dated May 1, 2002, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant.

         If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 879-1900 ext. 6212.

                                        Sincerely,

                                        /s/ Cheryl O. Tumlin

                                        Cheryl O. Tumlin
                                        Forum Administrative Services, LLC


Enclosure

TWO PORTLAND SQUARE
PORTLAND, MAINE 04101
TEL: 207-879-1900
FAX: 207-879-6050
WWW.FORUM-FINANCIAL.COM